Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss Per Share
Note 12. Net Loss Per Share
Basic net loss per common share is calculated by dividing the net loss by the weighted-average number of common shares outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss by the weighted-average number of common shares and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, the warrants, common stock options, and restricted stock units are considered to be potentially dilutive securities. As the Company has reported net loss for all periods presented, diluted net loss per common share is the same as basic net loss per common share for all periods.
The following weighted-average outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive:

Three Months Ended March 31:	2023	2022
Public Stockholders’ warrants	10,350,000	—
Private Placement warrants	5,738,000	—
PIPE Investor warrants	700,000	—
Convertible Note warrants	328,352
SeaStar warrants	69,714	69,714
Options to purchase common stock	244,792	332,544
Restricted stock units	298,389	—

Total	17,729,247	402,258

Net loss per share is calculated using the shares in connection with the Business Combination and related transactions, assuming the shares were outstanding since January 1, 2022. As the Business Combination and related transactions are being reflected as if they had occurred at the beginning of the period presented, the calculation of weighted average shares outstanding for basic and diluted net loss per share assumes that the shares issued in connection with the Business Combination have been outstanding for the entire period presented. The calculation of weighted average shares outstanding for basic and diluted net loss per share for the three months ended March 31, 2022 has been retroactively restated to give effect to the Business Combination.

Three Months Ended March 31:	2023	2022
Net loss	$(5,262)	$(1,004)
Weighted average shares outstanding - basic and diluted	13,025,852	7,238,767
Basic and diluted net loss per share	$(0.40)	$(0.14)

Note 15. Net Loss Per Share
Basic net loss per common share is calculated by dividing the net loss by the weighted-average number of common shares outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss by the weighted-average number of common shares and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, the convertible preferred stock and common stock options are considered to be potentially dilutive securities. Basic and diluted net loss per share is presented in conformity with the two-class
method required for participating securities as the convertible preferred stock is considered a participating security. The Company’s participating securities do not have contractual obligation to share in the Company’s losses. As such, the net loss was attributed entirely to common stockholders. As the Company has reported net loss for all periods presented, diluted net loss per common share is the same as basic net loss per common share for those periods.
The following weighted-average outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive:

	2022	2021
Public Stockholders’ warrants	10,350,000	—
Private Placement warrants	5,738,000	—
PIPE Investor warrants	700,000	—
SeaStar warrants	69,714	69,714
Options to purchase common stock	244,792	345,773
Restricted stock units	298,389	—

Total	17,400,895	415,487

Net loss per share is calculated using the shares in connection with the Business Combination and related transactions, assuming the shares were outstanding since January 1, 2021. As the Business Combination and related transactions are being reflected as if they had occurred at the beginning of the period presented, the calculation of weighted average shares outstanding for basic and diluted net loss per share assumes that the shares issued in connection with the Business Combination have been outstanding for the entire period presented.

Year Ended December 31:	2022	2021
Net loss	$(23,013)	$(4,596)
Weighted average shares outstanding—basic	8,211,256	7,238,767
Basic net loss per share	$(2.80)	$(0.63)
Weighted average shares outstanding—diluted	8,211,256	7,238,767
Diluted net loss per share	$(2.80)	$(0.63)